CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Series A Convertible Preferred Stock Preferred Stock	Common Stock	Additional Paid-in-Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Beginning Balance at Dec. 31, 2023					$ (178)	$ (178)
Contributions from owners			$ 1,213			1,213
Issuance of common stock on vesting of restricted stock awards (in shares)		558,511
Issuance of common stock on vesting of restricted stock awards		$ 6	(6)
Foreign currency translation adjustments				$ (609)		(609)
Net loss					(2,069,642)	(2,069,642)
Ending Balance, Shares at Dec. 31, 2024		558,511
Ending Balance at Dec. 31, 2024		$ 6	1,207	(609)	(2,069,820)	(2,069,216)
Issuance of common stock on vesting of restricted stock awards (in shares)		88,186
Issuance of common stock on vesting of restricted stock awards		$ 1	(1)
Share-based compensation			10,233			10,233
Foreign currency translation adjustments				266		266
Net loss					(693,977)	(693,977)
Ending Balance, Shares at Mar. 31, 2025		646,697
Ending Balance at Mar. 31, 2025		$ 7	11,439	(343)	(2,763,797)	(2,752,694)
Beginning Balance, Shares at Dec. 31, 2024		558,511
Beginning Balance at Dec. 31, 2024		$ 6	1,207	(609)	(2,069,820)	(2,069,216)
Sale of Series A convertible preferred stock and common stock warrants, net of issuance costs	$ 11,525,242
Sale of Series A convertible preferred stock and common stock warrants, net of issuance costs (in shares)	1,933,605
Sale of Series A convertible preferred stock and common stock warrants, net of issuance costs			467,568			467,568
Conversion of SAFEs into Series A convertible preferred stock	$ 7,488,431
Conversion of SAFEs into Series A convertible preferred stock (in shares)	1,727,478
Issuance of common stock on vesting of restricted stock awards (in shares)		352,744
Issuance of common stock on vesting of restricted stock awards		$ 4	(4)
Share-based compensation			194,743			194,743
Foreign currency translation adjustments				(4,291)		(4,291)
Net loss					(8,529,263)	$ (8,529,263)
Ending Balance, Shares at Dec. 31, 2025	3,661,083					3,661,083
Ending Balance at Dec. 31, 2025	$ 19,013,673					$ 19,013,673
Ending Balance, Shares at Dec. 31, 2025		911,255
Ending Balance at Dec. 31, 2025		$ 10	663,514	(4,900)	(10,599,083)	(9,940,459)
Issuance of common stock on vesting of restricted stock awards (in shares)		88,186
Issuance of common stock on vesting of restricted stock awards		$ 1	(1)
Share-based compensation			281,880			281,880
Foreign currency translation adjustments				(23,541)		(23,541)
Net loss					(4,458,835)	$ (4,458,835)
Ending Balance, Shares at Mar. 31, 2026						0
Ending Balance, Shares at Mar. 31, 2026		10,798,722
Ending Balance at Mar. 31, 2026		$ 110	$ 38,606,840	$ (28,441)	$ (15,057,918)	$ 23,520,591